SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-      SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared according to United States generally accepted accounting principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are employed in estimates used in determining values of goodwill and identifiable intangible assets, provision for inventory, revenue recognition, tax assets and tax positions, legal contingencies, stock-based compensation costs, and assumptions utilized in troubled debt restructuring. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

A substantial portion of the Company's revenues is generated in U.S. dollar ("dollars"). In addition, most of the Company's costs are incurred in dollars. Company's management believes that the dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the dollar. Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars in accordance with ASC 830, Foreign Currency Matters. All transactions gains and losses from the remeasurement of monetary balance sheet items are reflected in the statement of operations as financial income or expenses as appropriate.

The financial statements of a certain subsidiary, whose functional currency is other than the dollar, have been translated into U.S. dollars. All balance sheet accounts have been translated using the exchange rates in effect at the balance sheet date. Statement of operations amounts have been translated using the average exchange rate for the period. The resulting translation adjustments are reported as a component of shareholders' equity in accumulated other comprehensive loss.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances including profits from intercompany sales not yet realized outside the Company have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash purchased with original maturities of less than three months.

e.	Inventories:

Inventories are valued at the lower of cost or market value. Cost is determined using the moving average cost method.

Inventory write-offs and write-downs are provided to cover risks arising from slow-moving items or technological obsolescence.  During 2011, 2010 and 2009, inventory write-offs of $ 443, $ 36 and $ 2,235, respectively, have been recorded and presented in the consolidated statements of operations.

f.	Investment in other companies:

1.	Investment in NWB and QMX:

The Company accounts for its holdings in NWB shares as available for sale in accordance with ASC 320, Investments - Debt And Equity Securities ("ASC 320"). Unrealized gains and losses, net of the related tax effect are included in other comprehensive loss. In January 2009, Qualmax was merger with and into NWB , and holdings in  Qualmax were converted into shares of NWB.

Prior to this merger, the investment in Qualmax, which was traded on the Pink Sheets, was presented at cost according to ASC 325-20, Cost Method Investments ("ASC 325-20") due to no trading volume in the Qualmax shares.

Management evaluates investments in other companies for evidence of other-than- temporary declines in value. The Company recognizes an impairment charge when a decline in the fair value of its marketable securities below the cost basis is presumed to be other-than-temporary. The Company considers various factors in determining whether to recognize an impairment charge, including the Company's intent and ability to hold the marketable securities for a period of time sufficient to allow for any anticipated recovery in market value, the length of time and extent to which the fair value has been less than the cost basis and the financial condition and near-term prospects of the issuers. If, after consideration of all available evidence to evaluate the realizable value of its marketable securities, impairment is determined to be other than- temporary, then an impairment loss equal to the difference between the marketable securities' carrying amount and its fair value is recognized. Accordingly, during 2011, 2010 and 2009, an impairment loss, due to other-than-temporary decline in fair value, of $ 156, $ 0 and $ 304, respectively, has been recorded and presented in other expenses, net in the consolidated statements of operations.

On February 26, 2010, the Company sold all of its holdings in NWB to P&S Spirit LLC. and recorded a capital loss of $7. The Company sold 61,441,827 shares of common stock of NWB (the "Shares") and 1,430,178 warrants to purchase common stock of NWB at an exercise price of $ 0.2098 per share expiring on December 31, 2010 (the "Warrants"). The consideration for the Shares and Warrants was $ 300 of which $ 150 was paid in March 2010 and the remaining $ 150 plus annual interest of 4% were to be paid in twelve monthly installments commencing March 2011. The Shares and Warrants were delivered to an escrow agent, to be released to the Buyer upon full payment of the Remaining Debt. In May 2011, the buyer notified the Company that it will not pay the remaining debt, and the shares and warrants were released back to the Company. As of December 31, 2011 the Company recognized other-than-temporary loss of $156, reflecting that the investment in NWB was fully impaired.

2.	Investment in Surf:

The Company's holding in Surf (a private company) as of December 31, 2011 is 6.2% of Surf's issued and outstanding shares. The Company's investment in Surf is accounted for based on the cost accounting method. During 2011, 2010 and 2009, an impairment loss, due to other-than- temporary decline in fair value, of $ 39, $ 111 and $ 53, respectively, has been recorded and presented in other expenses, net in the consolidated statements of operations.

The Company's investment in Surf is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may not be recoverable, in accordance with ASC 325-20.

g.	Property, plant and equipment:

Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by using the straight line method over the estimated useful lives of the assets, at the following annual rates:

	%

Computers and software	20 - 33	(mainly 33%)
Office furniture and equipment	6 - 15	(mainly 10%)
Leasehold improvements	10	(over the shorter of the period of the lease or the life of the assets)
Motor vehicles	15
Real estate	4

h.	Impairment of long-lived assets:

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360-10, Accounting for the Impairment or Disposal of Long-Lived Asset, whenever events or changes in circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset (or asset group) to the future undiscounted cash flows expected to be generated by the assets (or asset group). If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value of the assets. During 2011 the Company recognized an impairment loss of $555 related to a brand name and customer list.  of which  $470 were attributed to the Supply Chain segment and $85 were attributed to the RFID and Mobile solutions segment. The fair value of the brand name and customer list related intangibles was determined by the income approach method. Assumptions in the fair value assessment included: the impact of changes in economic conditions, revenue and cash flow forecasts for the remaining lives of the intangibles and the Company's weighted average cost of capital ("WACC").
During 2010 and 2009, no impairment losses have been identified.

i.	Goodwill:

Goodwill represents excess of the costs over the net assets of businesses acquired. Under ASC 350, Intangibles - Goodwill and Other ("ASC 350"), goodwill is not amortized but instead is tested for impairment at least annually or between annual tests in certain circumstances, and written-down when impaired.

Testing Methodology:

The Company performs its annual impairment analysis of goodwill as of December 31 of each year, or more often if there are indicators of impairment present. The provisions of ASC 350 require that a two-step impairment test be performed on goodwill at the level of the reporting units. In the first step, or Step 1, the Company compares the fair value of each reporting unit to its carrying value. If the fair value exceeds the carrying value of the net assets, goodwill is considered not impaired, and the Company is not required to perform further testing. If the carrying value of the net assets exceeds the fair value, then the Company must perform the second step, or Step 2, of the impairment test in order to determine the implied fair value of goodwill. To determine the fair value used in Step 1, the Company uses discounted cash flows. If and when the Company is required to perform a Step 2 analysis, determining the fair value of its net assets and its off-balance sheet intangibles would require it to make judgments that involve the use of significant estimates and assumptions.

The reporting units of the Company for purposes of the impairment test are: the Company's RFID and Mobile solutions segment, and the Supply Chain segment, as these are the components of the business for which discrete financial information is available and the segment management regularly reviews the operating results of those components.

In order to determine the fair value used in Step 1, the Company uses discounted cash flows. If and when the Company is required to perform a Step 2 analysis, determining the fair value of its net assets and its off-balance sheet intangibles would require it to make judgments that involve the use of significant estimates and assumptions. The Company determined the fair value of each reporting unit using the Income Approach, which utilizes a discounted cash flow model, as it believes that this approach best approximates the reporting unit's fair value at this time. Judgments and assumptions related to revenue, operating income, future short-term and long-term growth rates, weighted average cost of capital, interest, capital expenditures, cash flows, and market conditions are inherent in developing the discounted cash flow model. The material assumptions used for the Income Approach for 2011 were five years of projected net cash flows, WACC of 15% and a long-term growth rate of 3%. The Company considered historical rates and current market conditions when determining the discount and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill.

The Company corroborates the fair values using the Market Approach. The Company evaluates the reasonableness of the estimated fair value of its reporting units by reconciling to its market capitalization. This reconciliation allows the Company to consider market expectations in corroborating the reasonableness of the fair value of its reporting units. In addition, the Company compares its market capitalization, including an estimated control premium that an investor would need to pay for a controlling interest in the Company, to the fair value of the Company based on a third-party valuation study. The determination of a control premium requires the use of judgment and is based primarily on comparable industry and deal-size transactions, related synergies and other benefits. The Company's reconciliation of the gap between its market capitalization and the aggregate fair value of the Company depends on various factors, some of which are qualitative and involve management judgment, including stable relatively high backlog coverage and experience in meeting operating cash flow targets.

Testing Results:

During 2011 and 2010, no impairment losses have been identified.

During 2009 impairment losses in the amount of $ 383 were recorded and attributed to the Supply Chain solutions reporting unit.

j.	Research and development costs:

ASC 985, Software, requires capitalization of certain software development costs subsequent to the establishment of technological feasibility. Based on the Company's product development process, technological feasibility is established upon completion of a working model. Research and development costs incurred in the process of developing product improvements or new products, are generally charged to expenses as incurred. Costs incurred by the Company between completion of the working model and the point at which the product is ready for general releases are insignificant.

k.	Severance pay:

The Company's liability for severance pay for some of the Israeli employees is calculated pursuant to the Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for its Israeli employees is covered by insurance policies designed solely for distributing severance pay. The value of these policies is not under the Company's control, thus neither an asset nor a liability were recorded regarding these policies.

The Company has one general deposit fund. The value of the deposited funds includes profits, and is recorded as an asset in the Company's balance sheet.

The Company's payroll includes employees regarding whom its liability for severance pay is calculated pursuant to article 14 of Israel's Severance Pay Law. The Company currently deposits the corresponding amounts required in accordance with article 14 to the relevant pension funds. These amounts will be released to the applicable employees upon termination of employment and this substitutes the obligation described above, to pay severance based on the most recent salary of the employee multiplied by the number of years of employment. The aforementioned deposited amounts are not reflected on the financial statements due to the fact that they are not under the Company's control.

Severance expenses for 2011, 2010 and 2009 amounted to $ 242, $ 137 and $ 263, respectively.

l.	Revenue recognition:

The Company derives its revenues from the sale of products, license fees for its products, commissions, support and services.

Revenues from product sales, related to both the Supply Chain and RFID and Mobile segments, are recognized in accordance with SAB 104, Revenue Recognition ("ASC 605") when delivery has occurred, persuasive evidence of an arrangement exists, the vendor's fee is fixed or determinable, no further obligation exists, and collectability is reasonably assured.

Most of the Company's revenues are generated from sales of its products directly to end-users. Other than pricing terms which may differ due to the volume of purchases between end-users, there are no material differences in the terms and arrangements among end-users.

Revenue from license fees, related to the RFID and Mobile solutions segment, is recognized in accordance with ASC No. 985-605, Software Revenue Recognition, when persuasive evidence of an agreement exists, delivery has occurred, no significant obligations with regard to implementation remain, the fee is fixed or determinable, and collectability is probable. The Company generally does not grant a right of return to its customers. When a right of return exists, the Company defers revenue until the right of return expires, at which time revenue is recognized provided that all other revenue recognition criteria have been met.

Revenues from maintenance and support services related to the license are recognized ratably over the period of the support contract.

Starting January 1, 2011 the Company adopted the guidance of ASU 2009-13, Multiple-Deliverable Revenue Arrangements, (amendments to FASB ASC Topic 605, Revenue Recognition) ("ASU 2009-13"). ASU 2009-13 requires entities to allocate revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy. The amendment eliminates the residual method of revenue allocation and requires revenue to be allocated using the relative selling price method. As such, the Company prospectively applied these provisions to all revenue arrangements entered into or materially modified after January 1, 2011.  This guidance does not generally change the units of accounting for the Company's revenue transactions. Most products and services qualify as separate units of accounting and the revenue is recognized when the applicable revenue recognition criteria are met.

The Company's revenue recognition policies provide that, when a sales arrangement contains multiple elements, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence ("VSOE"), if available, third party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available.

Because the Company has neither VSOE nor TPE for its deliverables, the allocation of revenue has been based on the Company's BESP. Amounts allocated to the deliverables are recognized at the time of sale provided the other conditions for revenue recognition have been met.

The Company's process for determining its BESP considers multiple factors that may vary depending upon the unique facts and circumstances related to each deliverable. A key factor considered by the Company in developing the BESP for its products is the gross margins acceptable in the industry in which the Company operates. The Company may also consider additional factors as appropriate.

The adoption of the amendment to ASC 605-25 did not have a material effect on the Company's consolidated financial position or results of operations.

In addition, in cases that product arrangement is bundled with a separately priced extended warranty that fall under the scope of  ASC 605- 20-25-1 through 25-6, revenues from the extended warranty are deferred and recognized ratably over the extended warranty period.

In the case of arrangements which require significant customization of the Company's RFID software to customer-specific specifications, the Company follows the guidance in ASC 605-35, ("ASC 605-35"), whereby the Company applies the completed contract method, since the Company is unable to obtain reasonable dependable estimates of the total effort required for completion. Under the completed contract method, all revenue and related costs of revenue are deferred and recognized upon completion. Provisions for estimated losses on contracts in process are recognized in the period such losses are determined.

m.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC 740, Income Taxes ("ASC 740"). ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on the differences between the financial reporting and the tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to the amounts that are more likely-than-not to be realized.

The Company implements a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is- more- likely- than- not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.. During the year ended December 31, 2011, the Company recorded tax income of $261 in regard to a decrease of uncertain tax position. During the years ended December 31, 2010 and 2009  the Company recorded tax expenses of $ 67 and $421, respectively in regard to uncertain tax positions.

n.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables and other accounts receivable.

The trade receivables of the Company are derived from sales to customers located primarily in Israel, America, the Far East and Europe. The Company generally does not require collateral; however most of the Company's customer outside of Israel are insured against customer nonpayment, through the Israeli Credit Insurance Company Ltd. In certain circumstances, the Company may require letters of credit, other collateral, additional guarantees or advanced payments. An allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection.

o.	Derivative financial instruments:

The Company's Derivatives are not designated as hedging accounting instruments under ASC 815, Derivatives and Hedging (originally issued as SFAS 133 and SFAS161).

Those derivatives consist primarily of forward contracts the Company uses to hedge the Company's exposure to currencies other than the U.S. dollar. The Company recognized derivative instruments as either assets or liabilities and measures those instruments at fair value. The derivative instruments that the Company holds do not meet the definition of hedging instruments under ASC 815, Derivatives and Hedging (originally issued as SFAS 133 and SFAS161). Therefore, the Company recognizes changes in the fair values of the derivatives in its statement of income in financial income, net, at the same period as the remeasurement of gain and loss of the related foreign currency denominated assets and liabilities.

As of December 31, 2011, the notional principal of foreign exchange contracts to purchase U.S. dollars with foreign currencies and to sell Euros for foreign currencies was $ 1,600 and €280. The Company recorded the fair value of derivative liability in the amount of $ 67 in accrued expenses and other liabilities.

p.	Basic and diluted net earnings (loss) per share:

Basic net earnings (loss) per share are calculated based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings (loss) per share are calculated based on the weighted average number of ordinary shares outstanding during each year, plus the potential dilution to ordinary shares considered outstanding during the year, in accordance with ASC 260, Earning per Share.

The total number of ordinary shares related to outstanding options and warrants that was excluded from the calculations of diluted net earnings (loss) per share, since they would have an anti-dilutive effect, was 1,524,610 , 1,442,339 and 1,333,370 for the years ended December 31, 2011 , 2010 and 2009, respectively.

q.	Accounting for share-based compensation:

The Company accounts for equity-based compensation in accordance with ASC 718, Stock Compensation ("ASC 718") which requires the recognition of compensation expenses based on estimated fair values for all equity-based awards made to employees and nonemployees and directors.

ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures. The Company considers many factors when estimating forfeitures, including employee class and historical experience.

The Company estimates the fair value of stock options granted using the Black-Scholes options pricing model. The option-pricing model requires a number of assumptions, of which the most significant are expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the date of grant, equal to the expected option terms. The expected option term represents the period that the Company's stock options are expected to be outstanding and was determined based on the simplified method permitted by SAB 107 and extended by SAB 110 as the average of the vesting period and the contractual term. The Company currently uses the simplified method as adequate historical experience is not available to provide a reasonable estimate. The Company adopted SAB 110 effective January 1, 2008 and will continue to apply the simplified method until enough historical experience is available to provide a reasonable estimate of the expected term for stock option grants. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value for options granted in 2011 and 2009 was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended December 31,
	2011	2009

Risk-free interest	1.17%	1.45%
Dividend yields	0%	0%
Volatility	96%	77%
Expected option term	3.83 years	3.46 years
Forfeiture rate	24%	15%

No options were granted during 2010.

During 2011, 2010 and 2009, the Company recognized stock-based compensation expense related to employee and director stock options as follows:

	Year ended December 31,
	2011	2010	2009

Selling and marketing	$8	$39	$377
General and administrative	161	178	252

Total stock-based compensation expense	$169	$217	$629

The Company applies ASC 718 and ASC 505-50 for equity instruments that are issued to other than employees for acquiring, or in conjunction with, selling, goods or services.

r.	Fair value of financial instruments:

The following methods and assumptions were used by the Company in estimating fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, trade receivables, other accounts receivable, short term loans and trade payables approximate their fair value due to the short-term maturities of such instruments. The carrying amounts of long-term loans approximate their fair value.

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 are comprised of foreign currency forward contracts (See Note 4).

Assets measured at fair value on a non-recurring basis as of December 31, 2011 are Investment in shares of a cost method investee and intangible assets that were written down to their fair value as a result of an impairment loss.

ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

s.	Reclassification:

Certain 2010 figures have been reclassified to conform to the 2011 presentation. The reclassification had no effect on previously reported net income or shareholders' equity.

t.	Impact of recently issued accounting pronouncements :

In May 2011, the FASB issued ASU 2011-04 to amend ASC 820, "Fair Value Measurement." The amendment requires companies to disclose the valuation techniques and inputs used to develop the measurements for assets and liabilities that are measured at fair value on a recurring or nonrecurring basis in the statement of financial position after initial recognition.  For recurring fair value measurements using significant unobservable inputs (Level 3), companies are required to disclose the effect of the measurements on earnings (or changes in net assets) or other comprehensive income for the period. This guidance is effective for interim and annual periods beginning after December 15, 2011. The Company does not believe that the adoption of this guidance will have a material impact on its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05 (an amendment to ASC  220-"Presentation of Comprehensive Income"), which requires an entity to present total comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements and eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. This guidance is effective for fiscal years and interim periods, beginning after December 15, 2011. The Company's adoption of ASU 2011-05 will not have an impact on its financial statements.

In September 2011, the FASB issued ASU 2011-08, (an amendment to ASC 350, "Intangibles-Goodwill and Other"), which amends Topic 350 to allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based the qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. This guidance is effective for annual and interim goodwill tests performed for years beginning after December 15, 2011. Early adoption is permitted. The Company's adoption of ASU 2011-08 is not expected to have an impact on its financial statements.

In December 2011, the FASB issued ASU. 2011-12 (another amendment to ASC 220), which indefinitely deferred certain provisions of ASU 2011-05, including the requirement to present reclassification adjustments out of accumulated other comprehensive income

By component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. This amendment is effective for both annual and interim financial statements beginning after December 15, 2011. The Company's adoption of ASU 2011-12 will not have an impact on its financial statements.